Regulatory Assets and Liabilities (ROE of NSPI) (Details) - CAD ($) $ in Millions		12 Months Ended
	Jul. 19, 2016	Dec. 31, 2017	Dec. 31, 2016
Public Utilities, General Disclosures [Line Items]
Public Utilities refunds payable to customers		$ 17
Phase-in Plan, Amount of Costs Deferred for Rate-making Purposes		53
Regulatory Liabilities		2,468	$ 1,639
Regulatory Assets		$ 1,376	1,322
Fuel Adjustment Mechanism Liability Deferral Account [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities refunds payable to customers			$ 36
Nova Scotia Power Inc. [Member] | Fuel Adjustment Mechanism Asset [Member]
Public Utilities, General Disclosures [Line Items]
Regulated common equity component		40.00%
Nova Scotia Power Inc. [Member] | Rate Stability Plan fuel costs for 2017 through 2019 [Member] | Fuel Adjustment Mechanism Asset [Member]
Public Utilities, General Disclosures [Line Items]
Approved average annual increase	1.10%
Nova Scotia Power Inc. [Member] | Minimum [Member] | Fuel Adjustment Mechanism Asset [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage		8.75%
Nova Scotia Power Inc. [Member] | Maximum [Member] | Fuel Adjustment Mechanism Asset [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage		9.25%